FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS	FAIR VALUE MEASUREMENTS
The Company’s financial assets and liabilities that are measured at fair value on a recurring basis are summarized as follows:

	As of December 31, 2021
	Fair Value Measurements Using
	Level 1	Level 2	Level 3	Total
Assets
Cash	$8,983	$—	$—	$8,983
Money market funds	115,799	—	—	115,799
Total cash and cash equivalents	124,782	—	—	124,782
Available-for-sale securities	—	261,851	—	261,851
Trading securities (convertible promissory notes)	—	—	4,300	4,300
Total assets	$124,782	$261,851	$4,300	$390,933

Liabilities
Warrant liability	—	9,787	—	9,787
Total liabilities	$—	$9,787	$—	$9,787

	As of December 31, 2020
	Fair Value Measurements Using
	Level 1	Level 2	Level 3	Total
Assets
Cash	$1,244	$—	$—	$1,244
Money market funds	59,285	—	—	59,285
Total assets	$60,529	$—	$—	$60,529

Liabilities
Derivative liabilities	—	—	13,390	13,390
Total liabilities	$—	$—	$13,390	$13,390
The Company’s investments in money market funds backed by U.S. government securities have been classified as Level 1 as they are valued utilizing quoted prices (unadjusted) in active markets for identical assets. Investments in asset backed securities, commercial paper, corporate bonds and U.S. government agency debt securities have been classified as Level 2 as they are valued using quoted prices in less active markets or other directly or indirectly observable inputs. Fair values of corporate bonds and U.S. government agency debt securities were derived from a consensus or weighted-average price based on input of market prices from multiple sources for the reporting period. With regard to commercial paper, all of the securities had high credit ratings and one year or less to maturity; therefore, fair value was derived from accretion of purchase price to face value over the term of maturity or quoted market prices for similar instruments if available.
The Company’s investment in the Notes are classified as Level 3 in the fair value hierarchy because they rely significantly on inputs that are unobservable in the market. The conversion price is dependent on varying events and equity value and therefore has been estimated using a Monte Carlo model to simulate the various future events.
Significant assumptions include: (i) the timing and amount of a subsequent equity financing, if any; (ii) the equity value of the counterparty as of December 31, 2021; (iii) once converted into equity, the timing of any liquidity event; (iv) the counterparty to undergo a dissolution if the new equity financing does not occur before the maturity of the Notes; and (v) an assumed recovery rate in a dissolution event. The Notes are measured at fair value using a Monte Carlo simulation model at each measurement date. With respect to the Notes, the Company elected to apply the fair value option and account for the hybrid instrument containing the Notes and the embedded derivatives at fair value as a single instrument, with any subsequent changes in fair value being reported in earnings. For the year ended December 31, 2021, the Company reported a change in the fair value of the Notes of $0.1 million.
The following table provides quantitative information regarding Level 3 fair value measurement inputs at their measurement dates:

December 31, 2021
Volatility	75.0%
Risk free rate	U.S. Constant Maturity Treasury Yields
Term	0.75 years
During the year ended December 31, 2021, there were no transfers of financial assets between Level 1 and Level 2.
The Company’s warrant liability includes private placement warrants that were originally issued in connection with the TSIA IPO, but which Legacy Latch assumed as part of the Closing of the Business Combination (the “Private Placement Warrants”). The Private Placement Warrants are recorded on the consolidated balance sheets at fair value. This valuation is subject to re-measurement at each balance sheet date. With each re-measurement, the valuation will be adjusted to fair value, with the change in fair value recognized in the consolidated statements of operations and comprehensive loss. The Private Placement Warrants are held by a single holder. ASC 820, Fair Value Measurements, indicates that the fair value should be determined “from the perspective of a market participant that holds the identical item” and “use the quoted price in an active market held by another party, if that price is available.” As the only market for the transfer of the Private Placement Warrants is the public market, the Company has determined that the fair value of the Private Placement Warrants at a specific date is determined by the closing price of the Company’s public warrants, traded under the symbol “LTCHW,” and within Level 2 of the fair value hierarchy. The closing price of the public warrants was $2.60 and $1.84 as of June 3, 2021 and December 31, 2021, respectively. The fair value of the Private Placement Warrants was $13.9 million and $9.8 million as of June 3, 2021 and December 31, 2021, respectively.
As of December 31, 2020, Level 3 instruments consisted of the Company’s derivative liabilities related to the Convertible Notes and warrants issued in connection with the term loan (see Note 9, Debt). Fair value measurements categorized within Level 3 are sensitive to changes in the assumptions or methodologies used to determine fair value, and such changes could result in a significant increase or decrease in the fair value. For the Company’s derivatives related to the Convertible Notes categorized within Level 3 of the fair value hierarchy, the Company compared the calculated value of the Convertible Notes with the indicated value of the host instrument, defined as the straight-debt component of the Convertible Notes. The difference between the value of the straight-debt host instrument and the fair value of the Convertible Notes resulted in the value of the derivative instruments. The Convertible Notes were valued using a discounted cash flow analysis. The Company discounted the future payoffs at risk-adjusted rates consistent with market yields. The discount rate was calculated by adding the risk-free rate, an option-adjusted spread and a calibrated risk premium, each as noted below.
•The selected risk-free rate was based on observed yields on U.S. Treasury securities.
•The selected option-adjusted spread was based on the ICE Bank of America CCC and Lower U.S. High Yield Index (HOA3); and
•The calibrated risk premium was calculated as the additional risk premium necessary to reconcile with the original issuance at August 11, 2020.
Since the potential payoffs for the Convertible Notes were dependent on the outcome of future equity financing rounds, the discounted cash flow models incorporated management’s estimates for the probabilities and timing of future financing events. Upon the Closing of the Business Combination on June 4, 2021, the Convertible Notes converted into equity and the derivatives related to the Convertible Notes were extinguished. See Note 9, Debt, and Note 10, Derivatives.
The Company’s derivatives related to the warrants issued in connection with the term loan were categorized within Level 3 of the fair value hierarchy. The significant unobservable inputs included the expected term, volatility, risk-free interest rate and dividend yield (see Note 12, Convertible Preferred Stock and Equity). Upon the Closing of the Business Combination on June 4, 2021, the term loan was repaid in full, and the derivatives related to the warrants were extinguished.
The following table provides quantitative information regarding the significant unobservable inputs used by the Company related to the derivative liabilities:

December 31, 2020
Term in years	0.3 to 1.3
Calibrated risk premium	11.68%
Option adjusted spread	8.03%
Risk free rate	0.12% - 0.19%
The following tables represent the activity of the Level 3 instruments:

	Convertible Notes	Warrants	Total
Derivative liabilities - December 31, 2019	$12,234	$138	$12,372
Change in fair value(1)	287	576	863
Modification(2)	155	—	155
Derivative liabilities - December 31, 2020	12,676	714	13,390
Change in fair value(1)	11,158	1,430	$12,588
Extinguishment of derivatives	(23,834)	(2,144)	(25,978)
Derivative liabilities - December 31, 2021	$—	$—	$—

Trading securities - January 1, 2021	$—
Purchases	4,250
Change in fair value(1)	50
Trading securities - December 31, 2021	$4,300
__________________
(1)Recorded in other income (expense) within the Consolidated Statements of Operations and Comprehensive Loss.
(2)Recorded in loss on extinguishment of debt within the Consolidated Statements of Operations and Comprehensive Loss.
The Company purchased trading securities during the year ended December 31, 2021, which are categorized as Level 3 in the fair value hierarchy. There were no purchases of Level 3 instruments during the year ended December 31, 2020. There were no sales of Level 3 instruments during the years ended December 31, 2021 and 2020. There were no transfers of instruments into or out of Level 3 during the years ended December 31, 2021 and 2020.